Related Party Transactions	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions
12. Related Party Transactions
Due to Affiliates
The following table details the components of due to affiliates:

$ in thousands	September 30, 2021	December 31, 2020
Other general and administrative expenses	$5,319	$2,205
Advanced offering costs	4,037	931
Performance participation allocation	2,237	—
Advanced organization expenses	1,474	1,210
Distributions payable	996	503
Share-based compensation payable	19	19
Accrued management fee(1)	—	—

Total	$14,082	$4,868

(1)	As of September 30, 2021, the accrued management fee is not presented due to rounding.
On May 14, 2021, our Registration Statement on Form
S-11
(File
No. 333-254931)
with respect to our Offering was declared effective by the SEC. At that time, we recorded organization expenses of $0.3 million and offering costs of $2.4 million related to the Offering that were advanced by our Adviser as an increase in due to affiliates on our condensed consolidated balance sheet. As discussed in Note 2 — “Summary of Significant Accounting Policies”, these costs were not our obligation until the Offering commenced.
Management Fee and Performance Participation Allocation
We are externally managed by the Adviser, a registered investment adviser and an indirect, wholly-owned subsidiary of Invesco. The Adviser is at all times subject to the supervision and oversight of our board of directors and has only such functions and authority as we delegate to it.

We will pay the Adviser a management fee equal to 1.0% of NAV for Class T shares, Class S shares, Class D shares and Class I shares per annum calculated and payable monthly. We will not pay a management fee on the Class E shares issued in the Offering. Commencing on January 16, 2030, ten years after the commencement of the Class N Private Offering, we will pay the Adviser a management fee equal to 1.0% of NAV for Class N shares per annum. The Adviser may elect to receive its management fee in cash, shares of our Class I common stock, shares of our Class E common stock, INREIT OP Class I units or INREIT OP Class E units.
The Adviser and its affiliates provide us with our management team, including our officers and appropriate support personnel. Each of our officers is an employee of the Adviser or one of its affiliates. We do not have any employees. The Adviser is not obligated to dedicate any of its employees exclusively to us, nor is the Adviser obligated to dedicate any specific portion of time to our business. The Adviser or the Adviser’s affiliates may provide us services that would otherwise be performed by third parties. Such services may include accounting and internal audit services, account management services, corporate and secretarial services, data management services, directorship services, information technology services, finance/budget services, human resources, judicial processes, legal services, operational services, risk management services, tax services, treasury services, loan management services, construction management services, property management services, leasing services, transaction support services, transaction consulting services and other similar operational matters. In such event, we will reimburse the Adviser or the Adviser’s affiliate, as applicable, the cost of performing such services (including employment costs and related expenses allocable thereto) provided that such reimbursements will not exceed the amount that would be payable if such services were provided by a third party in an arms-length transaction. During the three and nine months ended September 30, 2021, we incurred $0.2 million and $0.6 million, respectively, for costs of support personnel that were provided by the Adviser.
Invesco REIT Special Limited Partner L.L.C. (the “Special Limited Partner”), a wholly-owned subsidiary of Invesco, holds a performance participation interest in INREIT OP that entitles it to receive an allocation from INREIT OP equal to (1) with respect to all INREIT OP units other than Class N units and Class E units, 12.5% of the Total Return, subject to a 6.0% Hurdle Amount and a High Water Mark, with a
Catch-Up
(each such term as defined in the limited partnership agreement of INREIT OP), and (2) with respect to Class N units, 10.0% of the Class N Total Return, subject to a 7.0% Class N Hurdle Amount and a Class N High Water Mark, with a
Catch-Up
(each such term as defined in the limited partnership agreement of INREIT OP). The allocations started to accrue in March 2021 and are calculated and payable on an annual basis. As of September 30, 2021, we accrued $2.2 million for the Special Limited Partner’s performance participation interest. The Special Limited Partner may elect to receive payment of the performance participation interest in cash, INREIT OP Class I units or INREIT OP Class E units.
Accrued Stockholder Servicing Fee
The Dealer Manager is a registered broker-dealer affiliated with the Adviser. We have entered into an agreement (the “Dealer Manager Agreement”) with the Dealer Manager in connection with the Primary Offering. The Dealer Manager is entitled to receive selling commissions and stockholder servicing fees for certain classes of shares. As of September 30, 2021, we have not incurred any selling commissions or stockholder servicing fees.
The following table presents the upfront selling commissions and dealer manager fees for each class of shares sold in the Offering, and the stockholder servicing fee per annum based on the aggregate outstanding NAV:

	Class T Shares		Class S Shares	Class D Shares	Class I Shares	Class E Shares
Maximum Upfront Selling Commissions (% of Transaction Price)	up to 3.0%		up to 3.5%	up to 1.5%	—	—
Maximum Upfront Dealer Manager Fees (% of Transaction Price)	0.50%		—	—	—	—
Stockholder Servicing Fee (% of NAV)	0.85	% (1)	0.85%	0.25%	—	—

(1)	Consists of an advisor stockholder servicing fee (0.65% per annum) and a dealer stockholder servicing fee (0.20% per annum).

We will cease paying the stockholder servicing fee with respect to any Class T share, Class S share or Class D share held in a stockholder’s account at the end of the month in which the Dealer Manager in conjunction with the transfer agent determines that total upfront selling commissions, dealer manager fees and stockholder servicing fees paid with respect to the shares held by such stockholder within such account would exceed, in the aggregate, 8.75% (or, in the case of Class T shares sold through certain participating broker-dealers, a lower limit as set forth in the applicable agreement between the Dealer Manager and a participating broker-dealer at the time such Class T shares were issued) of the gross proceeds from the sale of such shares (including the gross proceeds of any shares issued under our distribution reinvestment plan upon the reinvestment of distributions paid with respect thereto or with respect to any shares issued under our distribution reinvestment plan directly or indirectly attributable to such shares). At the end of such month, each such Class T share, Class S share or Class D share will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such share. We accrue the cost of the stockholder servicing fee as an offering cost at the time each Class T, Class S and Class D share is sold during the Primary Offering. There is not a stockholder servicing fee with respect to Class I and Class E shares.
Related Party Share Ownership
As of September 30, 2021, affiliates had purchased the following amounts of our common stock:

$ in thousands, except share amounts	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total Purchase Price
MassMutual (1)	—	—	—	—	—	7,642,853	$207,526
IGP + Fund	—	—	—	—	783,032	—	22,000
Invesco Realty, Inc.	91	91	91	—	—	738,701	20,007
Members of our board of directors and employees of our Adviser	—	—	—	160	93,374	—	2,570

	91	91	91	160	876,406	8,381,554	$252,103

(1)	In accordance with MassMutual’s Subscription Agreement, on August 5, 2021, we repurchased 785,025 of MassMutual Shares for $22.0 million. The amount presented is inclusive of the shares repurchased.
As of September 30, 2021, MassMutual has committed to purchase an additional $192.5 million of Class N common stock. Our investor commitments exclude a $30.0 million commitment from Invesco Realty, Inc. that collateralizes our Revolving Credit Facility. We may be required to call capital under this commitment to repay outstanding obligations under our Revolving Credit Facility in the event of default, however this commitment is not available to fund our operating or investing activities.
Operating Expenses Reimbursement
The Adviser has agreed to advance all of our operating expenses on our behalf through the earlier of (1) the date that our NAV reaches $500 million and (2) December 31, 2021, at which time we will reimburse the Adviser for our advanced operating expenses ratably over 60 months. We will reimburse the Adviser for any subsequent offering expenses as incurred. As of September 30, 2021, the Adviser has advanced $5.3 million of general and administrative expenses on our behalf.
Under our charter, we may reimburse the Adviser, at the end of each fiscal quarter, for total operating expenses paid by the Adviser. However, commencing with the quarter ended September 30, 2021, we may not reimburse the Adviser at the end of any fiscal quarter for total operating expenses (as defined in our charter) that, in the four consecutive fiscal quarters then ended, exceed the greater of 2% of average invested assets or 25% of net income determined without reduction for any additions to reserves for depreciation, bad debts or other similar non-cash
reserves and excluding any gain from the sale of our assets for that period (the “2%/25% Guidelines”).
We may reimburse the Adviser for expenses in excess of the 2%/25% Guidelines if a majority of our independent directors determines that such excess expenses (an “Excess Amount”) are justified based on unusual and non-recurring
factors.

For the four fiscal quarters ended September 30, 2021, total operating expenses were $5.7 million which exceeded the 2%/25% Guidelines by $1.3 million. Our independent directors determined that the Excess Amount of total operating expenses for the four
quarters ended September 30, 2021 was justified, and therefore will be reimbursed to the Advisor, because (1) the amounts reflect legitimate operating expenses necessary for the operation of our business, (2) we are currently in the initial acquisition stage of the business and our average invested assets were low as we closed on six investments from September 2020 to February 2021 and four additional investments in late September 2021, (3) the expenses incurred as a result of being a public company (including expenses for audit and legal services, director and officer liability insurance and fees for directors) are significant and disproportionate to our average invested assets and net income and (4) we have experienced outsized performance during this period resulting in increased performance participation allocation expense.